Consolidated Balance Sheets (Parentheticals) (CAD)	Dec. 31, 2011	Dec. 31, 2010
Common shares, shares issued	12,148,636	10,338,702
Common shares, shares outstanding	12,148,636	10,338,702
Common shares, no par value (in Dollars per share)
Common shares, authorized